Financial Instruments - Schedule of Estimated Fair Value of Partnership's Financial Instruments on Recurring Basis (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jun. 27, 2014
Teekay Tangguh Borrower LLC [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Partnership interest owned	99.00%
Teekay Tangguh Joint Venture [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Partnership interest owned	69.00%	69.00%
Teekay BLT Corporation [Member] | Teekay Tangguh Borrower LLC [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Partnership interest owned	70.00%
Shipbuilding supervision and crew training services [Member] | BG Joint Venture [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Discount rate over remaining duration of contract	8.00%
Principal Amount [Member] | Shipbuilding supervision and crew training services [Member] | BG Joint Venture [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivable included in other assets	20,300		$ 20,300
Level 3 [Member] | Fair Value Asset (Liability) [Member] | Shipbuilding supervision and crew training services [Member] | BG Joint Venture [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivable included in other assets	17,164